Tax - Specification of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income tax payable	$ 74	$ 132	$ 100
Tax expenses related to previous year	1	8	(10)
Change in deferred tax	8	(8)	4
Total income tax expense	$ 83	$ 131	$ 95